7. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses Tables
Accrued expenses

Accrued expenses consisted of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012	December 31, 2011

Accrued compensation	$50,923	$33,930
Accrued settlement payable	-	40,000
Other accrued expenses	210,384	93,598
Accrued expenses	$261,307	$167,528